Share-based payments	12 Months Ended
Dec. 31, 2023
Share-based payments
Share-based payments

13.Share-based payments

In 2014, an equity-settled share-based payment program was established by Affimed N.V. (ESOP 2014). Under this program, the Company granted awards to certain members of the Management Board, certain members of the Company’s Supervisory Board, non-employee consultants and employees.

The share and per share information presented in this note retroactively reflects the effects of the reverse stock split which was effective March 8, 2024 (see note 12).

Share-based payments with service conditions

The majority of the awards vest in installments over three years and can be exercised up to 10 years after the grant date. In 2023 and 2022, the Group granted 822,175 and 491,560 awards, respectively, to employees, members of the Management Board and members of the Supervisory Board. Fair value of these awards at grant date in 2023 amounts to €6.0 million ($6.4 million).

During 2023, 167,260 ESOP 2014 awards were cancelled or forfeited due to termination of employment or termination of consulting agreements with non-employees (2022: 27,743), and no options were exercised (2022: 4,344 options were exercised at a weighted average exercise price of $25.2).

As of December 31, 2023, 2,181,888 ESOP 2014 awards were outstanding (December 31, 2022: 1,526,973), 1,240,852 awards (December 31, 2022: 851,086) were vested. The options outstanding at December 31, 2023 had an exercise price in the range of $3.5 to $134.7 (2022: $13.0 to $134.7), a weighted average remaining contractual life of 7.3 years (2022: 7.4 years) and a weighted average exercise price of $35.7 (2022: $49.1). In 2023 and 2022, the Group estimated an annual forfeiture rate of approximately 4% for unvested options.

Share-based payments with market condition

During 2022, the Company issued 282,500 options with market-based performance conditions to members of the Management Board and employees. Each grant consists of three tranches, whereby one-third of the total grant will vest when the volume-weighted average share price over the preceding thirty trading days reaches $120, $150, and $180, respectively. Except with respect to a change of control, these options vested on the first anniversary of the grant date. As of December 31, 2023, 20,000 options were cancelled. Fair value of the awards at grant date in 2022 amounts to €2.9 million ($3.2 million) and the contractual lifetime of the options is two years. Any unvested awards on the date that is two years following the grant date will lapse.

Share-based payment expense

In 2023, an expense of €10,714 was recognized affecting research and development expenses (€6,014) and general and administrative expenses (€4,700). In 2022, an expense of €19,110 was recognized affecting research and development expenses (€10,351) and general and administrative expenses (€8,759). In 2021, an expense of €11,820 was recognized affecting research and development expenses (€5,892) and general and administrative expenses (€5,928).

Fair value measurement

The fair value of stock options with service conditions issued by Affimed N.V. is estimated using the Black-Scholes-Merton formula. The formula determines the value of an option based on input parameters like the value of the underlying instrument, the exercise price, the expected volatility of share price returns, dividends, the risk-free interest rate and the time to maturity of the option.

The fair value of stock options with market conditions is determined by using a Monte Carlo Simulation incorporating the hurdle (or barrier) that needs to be reached as an additional input parameter. The fair value of share-based equity-settled compensation plans is measured at grant date and compensation cost is recognized over the vesting period with a corresponding increase in equity. The number of stock options expected to vest is estimated at each measurement date.

The significant inputs into the valuation model of share-based payment grants with service conditions are as follows (weighted average):

	2023	2022
Fair value at grant date	$7.8	$31.9
Share price at grant date	$10.4	$42.9
Exercise price	$10.4	$42.9
Expected volatility	90%	90%
Expected life	5.9	5.9
Expected dividends	0.0	0.0
Risk-free interest rate	3.95%	2.32%

The significant inputs into the valuation model of share-based payment grants with market conditions are as follows (weighted average):

2022
Fair value at grant date	$11.3
Share price at grant date	$45.8
Exercise price	$45.8
Expected volatility	70%
Expected life	2.00
Expected dividends	0.00
Risk-free interest rate	2.41%

Expected volatility is estimated based on the observed daily share price returns of Affimed measured over a historic period equal to the expected life of the awards.

The risk-free interest rates are based on the yield to maturity of U.S. Treasury strips (as best available indication for risk-free rates), for a term equal to the expected life, as measured as of the grant date.